Average Annual Total Returns			12 Months Ended	14 Months Ended	37 Months Ended	42 Months Ended	57 Months Ended	60 Months Ended	70 Months Ended	72 Months Ended	120 Months Ended
		Mar. 27, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Lyrical U.S. Value Equity Fund A Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before Taxes
Average Annual Return, Percent			10.78%			15.51%
Performance Inception Date		Jul. 05, 2022
Lyrical U.S. Value Equity Fund C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before Taxes
Average Annual Return, Percent			15.69%			16.62%
Performance Inception Date		Jul. 05, 2022
Lyrical U.S. Value Equity Fund C Class | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			17.88%			14.82%		14.42%
Lyrical U.S. Value Equity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.57%					12.51%			10.27%
Lyrical U.S. Value Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			17.84%					12.79%			10.58%
Lyrical U.S. Value Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			16.41%					12.20%			9.72%
Lyrical U.S. Value Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.57%					10.15%			8.47%
Lyrical International Value Equity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			35.41%					8.41%	9.75%
Performance Inception Date		Mar. 02, 2020
Lyrical International Value Equity Fund Investor Class | MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			31.22%					8.92%	10.97%
Lyrical International Value Equity Fund Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			35.74%					8.66%	10.01%
Performance Inception Date		Mar. 02, 2020
Lyrical International Value Equity Fund Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			34.10%					7.76%	9.22%
Lyrical International Value Equity Fund Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			22.68%					6.78%	7.95%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			20.03%					6.31%		5.90%
Performance Inception Date		Dec. 30, 2019
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			15.53%					3.77%		3.79%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			13.52%					3.92%		3.78%
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			18.24%	18.97%
Performance Inception Date		Oct. 18, 2024
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Class C | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	0.89%				(0.36%)
Q3 ALL-SEASON SYSTEMATIC OPPORTUNITIES FUND Class C | Dow Jones Moderate Portfolio Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.82%	6.45%				5.31%
Q3 ALL-SEASON TACTICAL FUND Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.05%					1.50%		5.26%
Performance Inception Date		Dec. 30, 2019
Q3 ALL-SEASON TACTICAL FUND Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.41%					0.78%		4.14%
Q3 ALL-SEASON TACTICAL FUND Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			1.78%					0.87%		3.65%
Q3 ALL-SEASON TACTICAL FUND C Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			1.97%				0.66%
Performance Inception Date		Mar. 18, 2021
Q3 ALL-SEASON TACTICAL FUND C Class | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent			7.30%				0.89%	(0.36%)
Q3 ALL-SEASON TACTICAL FUND C Class | Dow Jones Moderate Portfolio Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		13.82%				6.45%	5.31%
Q3 All-Season Active Rotation ETF
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			16.30%		11.17%
Performance Inception Date		Dec. 06, 2022
Q3 All-Season Active Rotation ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			12.41%		8.02%
Q3 All-Season Active Rotation ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			9.79%		7.50%
Q3 All-Season Active Rotation ETF | MSCI World Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent			21.09%		19.79%
Q3 All-Season Active Rotation ETF | Dow Jones Moderately Aggressive Portfolio Index* (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[3]		16.73%		13.51%

[1]	The Dow Jones Moderate Portfolio Index is now the Fund’s secondary index.
[2]	The Dow Jones Moderate Portfolio Index is now the Fund’s secondary index.
[3]	The Dow Jones Moderately Aggressive Portfolio Index is now the Fund’s secondary index.